Annual Total Returns - Fintech Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Fintech Portfolio - FinTech Portfolio	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(0.99%)
Annual Return 2012	34.46%
Annual Return 2013	32.57%
Annual Return 2014	7.06%
Annual Return 2015	(4.96%)
Annual Return 2016	14.59%
Annual Return 2017	23.11%
Annual Return 2018	(10.39%)
Annual Return 2019	34.18%
Annual Return 2020	2.23%